Trade accounts receivable - Summary of Trade Accounts Receivable Outstanding (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	€ 2,305	€ 1,439
Trade accounts receivable, gross
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	2,354	1,478
Allowance for doubtful accounts
Disclosure Of Trade Receivables [Line Items]
Total trade accounts receivable	€ (49)	€ (39)